Commitments and Contingencies - Unconditional Purchase Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Contracts for capital expenditures	$ 1,136	$ 2,774
Contracts for operating expenditures	2,786	3,587
Total	3,922	6,361
Due within the next 12 months	$ 970	$ 2,732